5. Property and Equipment (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, gross	$ 4,747,622	$ 4,024,958	$ 3,672,580
Accumulated depreciation	(3,657,387)	(3,172,813)	(2,636,267)
Property and equipment, net	1,090,235	852,145	1,036,313
Computers, Software and Office Equipment [Member]
Property and equipment, gross	2,805,657	2,184,327	1,937,987
Accumulated depreciation	(2,175,870)	(1,882,567)	(1,508,104)
Property and equipment, net	629,787	301,760	429,883
Machinery and Equipment [Member]
Property and equipment, gross	185,909	175,761	167,731
Accumulated depreciation	(146,739)	(125,272)	(99,900)
Property and equipment, net	39,170	50,489	67,831
Vehicles [Member]
Property and equipment, gross	163,525	158,849	153,927
Accumulated depreciation	(99,737)	(77,133)	(120,728)
Property and equipment, net	63,788	81,716	33,199
Furniture and Fixtures [Member]
Property and equipment, gross	422,234	399,512	381,248
Accumulated depreciation	(357,928)	(323,771)	(284,410)
Property and equipment, net	64,306	75,741	96,838
Leasehold Improvements [Member]
Property and equipment, gross	1,143,703	1,081,076	1,031,687
Accumulated depreciation	(877,113)	(764,070)	(623,125)
Property and equipment, net	266,590	317,006	408,562
Construction in Progress [Member]
Property and equipment, gross	26,594	25,433	0
Accumulated depreciation	0	0	0
Property and equipment, net	$ 26,594	$ 25,433	$ 0